Income Taxes Relating to Continuing Operations - Summary of Net Deferred Tax Liability Recognised (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Intangibles denominated in USD	$ (1,932,546)	$ (2,066,037)
Tax losses denominated in USD	277,177	267,412
Net deferred tax liability	(1,655,369)	(1,798,625)
Net Deferred Tax Liability, Begining balance	(1,798,625)	(1,842,303)
Recognized in income	206,792	191,808
Recognized in equity	(63,536)	(148,130)
Net Deferred Tax Liability, Ending balance	$ (1,655,369)	$ (1,798,625)